Warrants and Derivative Liabilities (Details 2) - Emerald Multi-Draw Credit Agreement Warrants	Mar. 31, 2020 Percent $ / shares	Dec. 31, 2019 $ / shares	Nov. 01, 2018 $ / shares
Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Underlying common stock price			$ 0.36
Monte Carlo simulations
Class of Warrant or Right [Line Items]
Underlying common stock price	$ 0.08
Minimum | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Underlying common stock price	0.33	$ 0.33
Maximum | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Underlying common stock price	$ 0.69	$ 0.69
Dividend yield | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	0	0.0000	0
Dividend yield | Monte Carlo simulations
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent) | Percent	18.46
Volatility factor | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)			92.5
Volatility factor | Monte Carlo simulations
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent) | Percent	79.8
Volatility factor | Minimum | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	91.6	91.6
Volatility factor | Maximum | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	92.1	0.921
Risk-free interest rate | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)			2.96
Risk-free interest rate | Minimum | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	2.23	0.0223
Risk-free interest rate | Maximum | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	2.51	0.0251
Expected term (years) | Black-Scholes option pricing model
Class of Warrant or Right [Line Items]
Expected Term (years)	5 years	5 years	5 years
Expected term (years) | Monte Carlo simulations
Class of Warrant or Right [Line Items]
Expected Term (years)	2 years 6 months 18 days